UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2009 (Unaudited)

DWS High Income Plus Fund

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 87.4%
Consumer Discretionary 11.1%
AMC Entertainment, Inc., 8.0%, 3/1/2014	1,173,000	879,750
American Achievement Corp., 144A, 8.25%, 4/1/2012	350,000	280,000
American Achievement Group Holding Corp., 16.75%, 10/1/2012 (PIK)	645,154	154,837
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	830,000	381,800
8.0%, 3/15/2014	345,000	162,150
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	790,000	481,900
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015	575,000	83,375
Carrols Corp., 9.0%, 1/15/2013	355,000	259,150
CSC Holdings, Inc.:

6.75%, 4/15/2012		570,000	548,625
Series B, 7.625%, 4/1/2011		1,630,000	1,621,850
Series B, 8.125%, 7/15/2009		190,000	190,950
Series B, 8.125%, 8/15/2009		545,000	547,725
144A, 8.5%, 4/15/2014		1,330,000	1,306,725
144A, 8.5%, 6/15/2015		665,000	640,062
Denny's Holdings, Inc., 10.0%, 10/1/2012		230,000	186,300
DIRECTV Holdings LLC, 7.625%, 5/15/2016		1,340,000	1,316,550
DISH DBS Corp.:
6.375%, 10/1/2011		1,560,000	1,497,600
6.625%, 10/1/2014		973,000	885,430
7.125%, 2/1/2016		785,000	722,200
Dollarama Group Holdings LP, 8.073% ***, 8/15/2012 (b)		532,000	345,800
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015		735,000	80,850
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		690,000	476,100
Group 1 Automotive, Inc., 8.25%, 8/15/2013		345,000	266,081
Hertz Corp., 8.875%, 1/1/2014		1,995,000	1,301,737
Idearc, Inc., 8.0%, 11/15/2016		1,470,000	45,938
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012		450,000	240,750
Inergy LP, 144A, 8.75%, 3/1/2015		240,000	226,800
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		670,000	331,650
Kabel Deutschland GmbH, 10.625%, 7/1/2014		985,000	950,525
Lamar Media Corp., Series C, 6.625%, 8/15/2015		450,000	337,500
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014		345,000	224,250
MGM MIRAGE, 6.625%, 7/15/2015		655,000	402,825
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		1,005,000	763,800
Norcraft Holdings LP, 9.75%, 9/1/2012		1,830,000	1,409,100
Penske Automotive Group, Inc., 7.75%, 12/15/2016		1,345,000	645,600
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		474,000	436,080
Quebecor Media, Inc., 7.75%, 3/15/2016		455,000	357,175
Quebecor World, Inc., 144A, 9.75%, 1/15/2015 **		565,000	36,019
Quiksilver, Inc., 6.875%, 4/15/2015		700,000	384,125
Reader's Digest Association, Inc., 9.0%, 2/15/2017		500,000	45,625
Sabre Holdings Corp., 8.35%, 3/15/2016		625,000	162,500
Seminole Hard Rock Entertainment, Inc., 144A, 4.496% ***, 3/15/2014		820,000	389,500
Shaw Communications, Inc., 8.25%, 4/11/2010		715,000	718,575
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		565,000	347,475
Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		2,320,000	58,000
Sirius XM Radio, Inc., 9.625%, 8/1/2013		1,080,000	237,600
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		680,000	268,600
Travelport LLC:
6.828% ***, 9/1/2014		520,000	156,000
9.875%, 9/1/2014		105,000	41,475
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		170,000	25,075
United Components, Inc., 9.375%, 6/15/2013		110,000	34,100
Unity Media GmbH:
144A, 8.75%, 2/15/2015	EUR	1,920,000	2,089,613
144A, 10.375%, 2/15/2015		430,000	334,325
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	670,000	720,609
144A, 8.0%, 11/1/2016	EUR	335,000	330,279
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		248,678	1,243
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		3,217,000	8,043

			27,378,321

Consumer Staples 2.8%
Alliance One International, Inc., 8.5%, 5/15/2012	355,000	280,450
Altria Group, Inc.:
8.5%, 11/10/2013	520,000	571,772
9.7%, 11/10/2018	260,000	284,520
Delhaize America, Inc.:
8.05%, 4/15/2027	185,000	177,651
9.0%, 4/15/2031	1,542,000	1,766,031
General Nutrition Centers, Inc., 7.584% ***, 3/15/2014 (PIK)	390,000	234,000
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012	2,684,000	1,342,000
Viskase Companies, Inc., 11.5%, 6/15/2011	3,620,000	2,353,000

		7,009,424
Energy 13.4%
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018	1,395,000	1,116,000
Belden & Blake Corp., 8.75%, 7/15/2012	3,114,000	2,257,650
Bristow Group, Inc., 7.5%, 9/15/2017	685,000	500,050
Chaparral Energy, Inc.:
8.5%, 12/1/2015	1,020,000	224,400
8.875%, 2/1/2017	385,000	84,700
Chesapeake Energy Corp.:
6.25%, 1/15/2018	830,000	668,150
6.875%, 1/15/2016	2,159,000	1,851,342
7.25%, 12/15/2018	1,180,000	988,250
7.5%, 6/15/2014	295,000	266,975
9.5%, 2/15/2015	70,000	68,600
Cimarex Energy Co., 7.125%, 5/1/2017	565,000	488,725
Colorado Interstate Gas Co., 6.8%, 11/15/2015	350,000	326,375
ConocoPhillips, 4.75%, 2/1/2014	245,000	245,371
Delta Petroleum Corp., 7.0%, 4/1/2015	1,145,000	412,200
Devon Energy Corp., 6.3%, 1/15/2019	255,000	255,168
Dynegy Holdings, Inc., 6.875%, 4/1/2011	230,000	211,600
El Paso Corp.:
7.25%, 6/1/2018	1,570,000	1,436,550
7.75%, 6/15/2010	262,000	259,380
9.625%, 5/15/2012	460,000	433,124
EXCO Resources, Inc., 7.25%, 1/15/2011	915,000	768,600
Forest Oil Corp., 144A, 7.25%, 6/15/2019	345,000	287,213
Frontier Oil Corp.:
6.625%, 10/1/2011	490,000	467,950
8.5%, 9/15/2016	925,000	878,750
GulfSouth Pipeline Co., LP, 144A, 5.75%, 8/15/2012	160,000	142,400
KCS Energy, Inc., 7.125%, 4/1/2012	2,580,000	2,244,600

Mariner Energy, Inc.:
7.5%, 4/15/2013	560,000	420,000
8.0%, 5/15/2017	715,000	457,600
Newfield Exploration Co., 7.125%, 5/15/2018	1,050,000	926,625
OPTI Canada, Inc.:
7.875%, 12/15/2014	875,000	389,375
8.25%, 12/15/2014	1,725,000	793,500
Petrohawk Energy Corp.:
144A, 7.875%, 6/1/2015	350,000	293,125
9.125%, 7/15/2013	640,000	588,800
144A, 10.5%, 8/1/2014	395,000	376,237
Plains Exploration & Production Co.:
7.0%, 3/15/2017	590,000	493,387
7.625%, 6/1/2018	1,180,000	1,008,900

Quicksilver Resources, Inc., 7.125%, 4/1/2016		1,345,000	928,050
SandRidge Energy, Inc., 144A, 8.0%, 6/1/2018		460,000	363,400
Stallion Oilfield Services, 144A, 9.75%, 2/1/2015		385,000	80,850
Stone Energy Corp.:
6.75%, 12/15/2014		1,190,000	642,600
8.25%, 12/15/2011		1,870,000	1,439,900
Tennessee Gas Pipeline Co.:
7.625%, 4/1/2037		265,000	234,485
144A, 8.0%, 2/1/2016		115,000	114,138
TEPPCO Partners LP, 7.625%, 2/15/2012		645,000	614,994
Tesoro Corp., 6.5%, 6/1/2017		675,000	502,875
TransCanada PipeLines Ltd.:
7.125%, 1/15/2019		385,000	408,077
7.625%, 1/15/2039		260,000	270,597
Whiting Petroleum Corp.:
7.25%, 5/1/2012		1,200,000	1,020,000
7.25%, 5/1/2013		160,000	132,000
Williams Companies, Inc.:
8.125%, 3/15/2012		2,110,000	2,088,900
8.75%, 3/15/2032		1,277,000	1,168,455
Williams Partners LP, 7.25%, 2/1/2017		580,000	516,200

			33,157,193
Financials 9.6%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		1,475,000	567,875
Ashton Woods USA LLC, 9.5%, 10/1/2015 **		1,765,000	264,750
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014		345,000	31,050
Conproca SA de CV, REG S, 12.0%, 6/16/2010		2,052,270	2,088,185
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 **		3,237,348	0
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		4,400,000	3,132,778
7.875%, 6/15/2010		920,000	759,926
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		645,000	648,225
GMAC LLC:
3.399% ***, 5/15/2009		825,000	771,375
4.241% ***, 6/30/2009	EUR	195,000	224,710
144A, 6.875%, 9/15/2011		3,674,000	2,892,511
7.75%, 1/19/2010		385,000	333,130
144A, 7.75%, 1/19/2010 (c)		1,815,000	1,642,393
Hawker Beechcraft Acquisition Co., LLC:
8.5%, 4/1/2015		1,640,000	524,800
8.875%, 4/1/2015 (PIK)		1,065,000	266,250
Hexion US Finance Corp., 9.75%, 11/15/2014		325,000	39,000
Inmarsat Finance PLC, 10.375%, 11/15/2012		1,940,000	1,920,600
iPayment, Inc., 9.75%, 5/15/2014		645,000	387,000
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)		570,000	69,113
New ASAT (Finance) Ltd., 9.25%, 2/1/2011		920,000	27,600
NiSource Finance Corp.:
6.15%, 3/1/2013		80,000	65,673
7.875%, 11/15/2010		1,130,000	1,073,964
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		585,000	345,150
Qwest Capital Funding, Inc., 7.0%, 8/3/2009		570,000	567,863
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		143,000	144,788
Sprint Capital Corp.:
7.625%, 1/30/2011		575,000	478,688
8.375%, 3/15/2012		230,000	184,000
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		1,790,000	22,375

UCI Holdco, Inc., 9.996% ***, 12/15/2013 (PIK)		872,158	95,937
Universal City Development Partners Ltd., 11.75%, 4/1/2010		2,930,000	2,256,100
Verizon Wireless Capital LLC, 144A, 5.55%, 2/1/2014		50,000	49,688
Williams Companies, Inc., Credit Linked Certificate Trust, 144A, 6.75%, 4/15/2009		10,000	9,950
Wind Acquisition Finance SA:
144A, 9.75%, 12/1/2015	EUR	1,490,000	1,678,860
144A, 10.75%, 12/1/2015		130,000	115,700

			23,680,007
Health Care 6.9%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017		1,320,000	1,465,200
Boston Scientific Corp., 6.0%, 6/15/2011		815,000	786,475
Community Health Systems, Inc., 8.875%, 7/15/2015		4,570,000	4,398,625
HCA, Inc.:
9.125%, 11/15/2014		895,000	859,200
9.25%, 11/15/2016		3,225,000	3,079,875
9.625%, 11/15/2016 (PIK)		1,220,000	1,024,800
HEALTHSOUTH Corp., 10.75%, 6/15/2016		455,000	449,312
IASIS Healthcare LLC, 8.75%, 6/15/2014		810,000	712,800
Psychiatric Solutions, Inc., 7.75%, 7/15/2015		595,000	487,900
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)		685,000	445,250
The Cooper Companies, Inc., 7.125%, 2/15/2015		1,145,000	973,250
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015		770,000	650,650
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014		1,845,000	1,642,050

			16,975,387
Industrials 8.5%
Actuant Corp., 6.875%, 6/15/2017		450,000	369,000
Allied Waste North America, Inc., 6.5%, 11/15/2010		390,000	390,000
ARAMARK Corp., 8.5%, 2/1/2015		225,000	218,812
Baldor Electric Co., 8.625%, 2/15/2017		570,000	478,800
BE Aerospace, Inc., 8.5%, 7/1/2018		1,195,000	1,123,300
Belden, Inc., 7.0%, 3/15/2017		585,000	444,600
Bombardier, Inc., 144A, 6.75%, 5/1/2012		100,000	89,750
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035		1,862,000	1,694,420
Cenveo Corp., 144A, 10.5%, 8/15/2016		580,000	361,775
Congoleum Corp., 8.625%, 8/1/2008 **		1,188,000	891,000
Esco Corp.:
144A, 5.871% ***, 12/15/2013		560,000	364,000
144A, 8.625%, 12/15/2013		1,130,000	881,400
General Cable Corp.:
3.81% ***, 4/1/2015		875,000	586,250
7.125%, 4/1/2017		590,000	472,000
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		460,000	386,975
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012		695,000	257,150
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		965,000	829,900
7.625%, 12/1/2013		1,520,000	1,276,800
9.375%, 5/1/2012		2,350,000	2,238,375
Kansas City Southern Railway Co., 8.0%, 6/1/2015		1,080,000	972,000
Mobile Mini, Inc., 9.75%, 8/1/2014		685,000	506,900
Moog, Inc., 144A, 7.25%, 6/15/2018		230,000	205,850
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		920,000	538,200
Ply Gem Industries, Inc., 11.75%, 6/15/2013		415,000	230,325
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017		1,900,000	190,000
RBS Global & Rexnord Corp., 9.5%, 8/1/2014		515,000	442,900

Seitel, Inc., 9.75%, 2/15/2014		350,000	122,063
Titan International, Inc., 8.0%, 1/15/2012		1,975,000	1,659,000
TransDigm, Inc., 7.75%, 7/15/2014		345,000	310,500
United Rentals North America, Inc.:
6.5%, 2/15/2012		1,140,000	934,800
7.0%, 2/15/2014 (c)		1,540,000	970,200
US Concrete, Inc., 8.375%, 4/1/2014		630,000	346,500
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011		350,000	213,500

			20,997,045
Information Technology 3.1%
Alion Science & Technology Corp., 10.25%, 2/1/2015		555,000	166,500
L-3 Communications Corp.:
5.875%, 1/15/2015		1,905,000	1,743,075
Series B, 6.375%, 10/15/2015		885,000	829,688
7.625%, 6/15/2012		2,060,000	2,047,125
Lucent Technologies, Inc., 6.45%, 3/15/2029		1,894,000	634,490
MasTec, Inc., 7.625%, 2/1/2017		805,000	644,000
Seagate Technology HDD Holdings, 6.8%, 10/1/2016		545,000	288,850
SunGard Data Systems, Inc., 10.25%, 8/15/2015		1,480,000	1,006,400
Vangent, Inc., 9.625%, 2/15/2015		455,000	286,650

			7,646,778
Materials 10.2%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011		325,000	218,562
ARCO Chemical Co., 9.8%, 2/1/2020 **		4,802,000	1,200,500
Cascades, Inc., 7.25%, 2/15/2013		1,281,000	723,765
Chemtura Corp., 6.875%, 6/1/2016		1,215,000	394,875
Clondalkin Acquisition BV, 144A, 3.996% ***, 12/15/2013		750,000	435,000
CPG International I, Inc., 10.5%, 7/1/2013		1,265,000	708,400
Exopack Holding Corp., 11.25%, 2/1/2014		1,875,000	1,087,500
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 2/1/2014		130,000	120,250
8.25%, 4/1/2015		1,590,000	1,353,487
8.375%, 4/1/2017		3,120,000	2,589,600
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)		1,226,804	883,299
144A, 9.968% ***, 12/31/2009		1,970,000	1,418,400
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		665,000	606,812
9.5%, 12/1/2011		470,000	458,250
Hexcel Corp., 6.75%, 2/1/2015		2,370,000	2,038,200
Huntsman LLC, 11.625%, 10/15/2010		2,810,000	2,697,600
Innophos, Inc., 8.875%, 8/15/2014		265,000	206,700
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		1,615,000	1,334,394
Metals USA Holdings Corp., 7.435% ***, 7/1/2012 (PIK)		395,474	104,801
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		290,000	151,525
NewMarket Corp., 7.125%, 12/15/2016		1,390,000	1,077,250
NewPage Corp., 10.0%, 5/1/2012		1,095,000	421,575
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	680,000	713,951
Pliant Corp., 11.85%, 6/15/2009 (PIK)		5	3
Radnor Holdings Corp., 11.0%, 3/15/2010 **		290,000	363
Rhodia SA, 144A, 5.362% ***, 10/15/2013	EUR	705,000	428,774
Steel Dynamics, Inc., 7.375%, 11/1/2012		110,000	99,000
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		1,230,000	1,119,300
The Mosaic Co., 144A, 7.375%, 12/1/2014		1,780,000	1,708,800
Witco Corp., 6.875%, 2/1/2026		490,000	112,700

Wolverine Tube, Inc., 10.5%, 4/1/2009		980,000	825,650

			25,239,286
Telecommunication Services 9.8%
AT&T, Inc., 4.85%, 2/15/2014		245,000	246,115
BCM Ireland Preferred Equity Ltd., 144A, 11.245% ***, 2/15/2017 (PIK)	EUR	710,272	68,786
Centennial Communications Corp.:
10.0%, 1/1/2013		430,000	453,650
10.125%, 6/15/2013		995,000	1,027,337
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		1,619,000	1,546,145
8.375%, 1/15/2014		658,000	588,910
Cricket Communications, Inc.:
9.375%, 11/1/2014		1,265,000	1,151,150
144A, 10.0%, 7/15/2015		465,000	430,125
Crown Castle International Corp., 9.0%, 1/15/2015		1,200,000	1,161,000
Frontier Communications Corp.:
6.25%, 1/15/2013		640,000	601,600
9.25%, 5/15/2011		405,000	408,037
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012		272,326	177,012
Hellas Telecommunications Luxembourg V, 144A, 6.112% ***, 10/15/2012	EUR	325,000	243,436
Intelsat Corp.:
144A, 9.25%, 8/15/2014		235,000	219,725
144A, 9.25%, 6/15/2016		2,760,000	2,525,400
Intelsat Subsidiary Holding Co., Ltd.:
144A, 8.875%, 1/15/2015		1,410,000	1,297,200
Series B, 144A, 8.875%, 1/15/2015		235,000	215,025
iPCS, Inc., 5.318% ***, 5/1/2013		290,000	205,900
MetroPCS Wireless, Inc.:
9.25%, 11/1/2014		1,615,000	1,495,894
144A, 9.25%, 11/1/2014		340,000	311,950
Millicom International Cellular SA, 10.0%, 12/1/2013		2,420,000	2,311,100
Qwest Corp.:
7.25%, 9/15/2025		200,000	147,000
7.875%, 9/1/2011		1,600,000	1,584,000
8.875%, 3/15/2012		345,000	343,275
Sprint Nextel Corp., 6.0%, 12/1/2016		840,000	562,800
Stratos Global Corp., 9.875%, 2/15/2013		450,000	414,000
Telesat Canada, 144A, 11.0%, 11/1/2015		1,915,000	1,464,975
Virgin Media Finance PLC:
8.75%, 4/15/2014		1,370,000	1,164,500
8.75%, 4/15/2014	EUR	965,000	994,647
Windstream Corp.:
7.0%, 3/15/2019		690,000	610,650
8.625%, 8/1/2016		115,000	113,275

			24,084,619
Utilities 12.0%
AES Corp.:
8.0%, 10/15/2017		1,130,000	1,062,200
144A, 8.0%, 6/1/2020		1,160,000	1,055,600
144A, 8.75%, 5/15/2013		3,715,000	3,724,287
9.5%, 6/1/2009		855,000	859,275
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		5,034,000	5,046,585
CenterPoint Energy Houston Electric LLC, Series U, 7.0%, 3/1/2014		255,000	262,501
CMS Energy Corp., 8.5%, 4/15/2011		2,680,000	2,698,835
Edison Mission Energy, 7.0%, 5/15/2017		1,230,000	1,143,900
Energy Future Holdings Corp., 10.875%, 11/1/2017		865,000	683,350

IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016	535,000	494,875
Knight, Inc., 6.5%, 9/1/2012	1,040,000	972,400
Mirant Americas Generation LLC, 8.3%, 5/1/2011	1,305,000	1,282,162
Mirant North America LLC, 7.375%, 12/31/2013	420,000	405,300
NRG Energy, Inc.:
7.25%, 2/1/2014	1,345,000	1,284,475
7.375%, 2/1/2016	1,195,000	1,138,238
7.375%, 1/15/2017	1,045,000	979,688
NV Energy, Inc.:
6.75%, 8/15/2017	1,345,000	989,617
8.625%, 3/15/2014	249,000	230,539
Oncor Electric Delivery Co., 7.0%, 9/1/2022	485,000	465,401
Orion Power Holdings, Inc., 12.0%, 5/1/2010	660,000	673,200
PacifiCorp:
5.5%, 1/15/2019	130,000	133,564
6.0%, 1/15/2039	60,000	60,600
Regency Energy Partners LP, 8.375%, 12/15/2013	800,000	620,000
Reliant Energy, Inc., 7.875%, 6/15/2017	1,350,000	1,093,500
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015	3,115,000	2,305,100

		29,665,192

Total Corporate Bonds (Cost $287,258,824)		215,833,252
Loan Participations and Assignments 6.5%
Senior Loans ***
Advanced Medical Optics, Inc., Term Loan B, LIBOR plus 1.75%, 3.725%, 4/2/2014	331,613	318,350
Alliance Mortgage Cycle Loan, Term Loan A, LIBOR plus 7.25%, 9.225%, 6/1/2010 **	700,000	0
Buffets, Inc.:
Debtor in Possession Term Loan, LIBOR plus 7.25%, 9.225%, 11/1/2013	489,391	92,984
Letter of Credit, LIBOR plus 7.25%, 9.225%, 5/1/2013	196,668	37,367
Term Loan B, LIBOR plus 7.25%, 9.225%, 11/1/2013	1,011,476	192,180
Charter Communications Operating LLC:
Term Loan, LIBOR plus 2.0%, 3.975%, 3/6/2014	1,920,351	1,482,732
Incremental Term Loan, LIBOR plus 5.0%, 6.975%, 3/6/2014	1,632,050	1,428,044
Energy Future Holdings Corp.:
Term Loan B2, LIBOR plus 3.5%, 5.475%, 10/14/2014	5,144,875	3,589,348
Term Loan B3, LIBOR plus 3.5%, 5.475%, 10/14/2014	2,160,480	1,511,256
Essar Steel Algoma, Inc., Term Loan B, LIBOR plus 2.5%, 4.475%, 6/20/2013	457,379	301,870
Ford Motor Co., Term Loan B, LIBOR plus 3.0%, 4.975%, 12/16/2013	591,980	217,801
General Nutrition Centers, Inc., Term Loan B, LIBOR plus 2.25%, 4.225%, 9/16/2013	335,729	224,938
Golden Nugget, Second Lien Term Loan, LIBOR plus 3.25%, 5.225%, 12/31/2014	665,000	89,775
Hawker Beechcraft, Inc.:
Term Loan B, LIBOR plus 2.0%, 3.975%, 3/26/2014	318,516	174,956
Letter of Credit, LIBOR plus 2.1%, 4.075%, 3/26/2014	18,703	10,273
HCA, Inc., Term Loan A, LIBOR plus 1.5%, 3.475%, 11/17/2012	1,785,661	1,542,677
Hexion Specialty Chemicals:
Term Loan C1, LIBOR plus 2.25%, 4.225%, 5/6/2013	1,572,570	685,381
Term Loan C2, LIBOR plus 2.25%, 4.225%, 5/6/2013	395,132	172,212
IASIS Healthcare LLC, Term Loan, LIBOR plus 5.25%, 7.225%, 6/15/2014 (PIK)	785,858	347,742
Longview Power LLC:
Delayed Draw, LIBOR plus 2.25%, 4.225%, 2/28/2014	225,667	160,223
Letter of Credit, LIBOR plus 2.25%, 4.225%, 2/28/2014	62,333	44,257
Term Loan B, LIBOR plus 2.25%, 4.225%, 2/28/2014	192,000	136,320
NewPage Corp., Term Loan, LIBOR plus 3.75%, 5.725%, 12/19/2014	128,700	74,260
Sabre, Inc., Term Loan B, LIBOR plus 2.0%, 3.975%, 9/30/2014	549,071	252,847
Symbion, Inc.:

Term Loan A, LIBOR plus 3.25%, 5.225%, 8/23/2013	259,463	155,678
Term Loan B, LIBOR plus 3.25%, 5.225%, 8/23/2014	259,463	155,678
Telesat Canada:
Delayed Draw Term Loan, LIBOR plus 3.0%, 4.975%, 10/31/2014	132,383	107,301
Term Loan B, LIBOR plus 3.0%, 4.975%, 10/31/2014	1,541,360	1,249,326
Toys "R" Us, Term Loan B, LIBOR plus 4.25%, 6.225%, 7/19/2012	995,025	512,851
Tribune Co., Tranche B, LIBOR plus 3.0%, 4.975%, 5/19/2014 **	1,115,875	309,309
Univision Communications, Inc., Delayed Draw Term Loan, LIBOR plus 2.25%, 4.225%, 9/29/2014	1,000,000	533,335

Total Loan Participations and Assignments (Cost $25,645,240)		16,111,271
Preferred Securities 0.3%
Financials
Citigroup, Inc., Series E, 8.4%, 4/30/2018 (d)	920,000	336,012
Xerox Capital Trust I, 8.0%, 2/1/2027	430,000	315,153

Total Preferred Securities (Cost $1,325,837)		651,165

	Shares	Value ($)

Warrants 0.0%
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	182,000	13,150
Industrials 0.0%
Dayton Superior Corp., 144A, Expiration Date 6/15/2009*	648	0

Total Warrants (Cost $11,461)		13,150

	Units	Value ($)

Other Investments 0.2%
Materials
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029 (Cost $925,531)	1,219,000	536,360

	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Vertis Holdings, Inc.*	12,403	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*	18,710	15,903
GEO Specialty Chemicals, Inc. 144A*	1,703	1,448

Total Common Stocks (Cost $215,108)		17,351
Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc.:
144A, 12.0%*	40,003	0
Series AI, 144A, 12.0%*	40,000	0

Convertible Preferred Stocks (Cost $52,522)		0

Securities Lending Collateral 0.5%
Daily Assets Fund Institutional, 1.25% (e) (f) (Cost $1,351,360)					1,351,360	1,351,360
Cash Equivalents 4.3%
Cash Management QP Trust, 1.12% (e) (Cost $10,521,091)					10,521,091	10,521,091

					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $327,306,974) †					99.2	245,035,000
Other Assets and Liabilities, Net					0.8	1,851,928

Net Assets					100.0	246,886,928

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*						Non-income producing security.
**						Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
ARCO Chemical Co.	9.8%	2/1/2020	4,802,000	USD	5,219,109	1,200,500
Alliance Mortgage Cycle Loan	9.225%	6/1/2010	700,000	USD	708,969	0
Ashton Woods USA LLC	9.5%	10/1/2015	1,765,000	USD	1,635,492	264,750
Congoleum Corp.	8.625%	8/1/2008	1,188,000	USD	1,048,695	891,000
Eaton Vance Corp., CDO II	13.68%	7/15/2012	3,237,348	USD	2,037,287	0
Quebecor World, Inc.	9.75%	1/15/2015	565,000	USD	565,000	36,019
Radnor Holdings Corp.	11.0%	3/15/2010	290,000	USD	186,538	363
Tribune Co.	4.975%	5/19/2014	1,115,875	USD	1,115,178	309,309
Tropicana Entertainment LLC	9.625%	12/15/2014	1,790,000	USD	1,346,099	22,375
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	170,000	USD	165,325	25,075
Young Broadcasting, Inc.	8.75%	1/15/2014	3,217,000	USD	2,798,393	8,043
					16,826,085	2,757,434

***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2009.

†

The cost for federal income tax purposes was $327,635,992. At January 31, 2009, net unrealized depreciation for all securities based on tax cost was $82,600,992. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,494,403 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $84,095,395.

(a)						Principal amount stated in US dollars unless otherwise noted.
(b)						Security has deferred its 6/15/2008 interest payment until 6/30/2009.
(c)						All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2009 amounted to $1,278,689 which is 0.5% of net assets.
(d)						Date shown is call date; not a maturity date for the perpetual preferred securities.
(e)						Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)						Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
LIBOR: Represents the London InterBank Offered Rate.

PIK: Denotes that all or a portion of the income is paid in kind.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At January 31, 2009, open credit default swap contracts sold were as follows:
Effective/ Expiration Dates	Notional Amount ($) (g)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation ($)

2/14/2008 3/20/2009	1,785,000[1]	3.8%	HCA, Inc., 6.375%, 1/15/2015, B-	2,116	—	2,116
2/26/2008 3/20/2009	1,370,000[1]	5.0%	Tenet Healthcare Corp., 7.375%, 2/1/2013, B	3,129	—	3,129
Total unrealized appreciation					5,245

(g)

The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(h)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.
Counterparty:
1					Merrill Lynch, Pierce, Fenner & Smith, Inc.
As of January 31, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)

EUR	5,438,300	USD	7,143,452	2/20/2009	182,247
EUR	276,200	USD	355,621	2/20/2009	2,076
EUR	94,600	USD	122,741	2/20/2009	1,650
Total unrealized appreciation					185,973

Currency Abbreviations
EUR	Euro		USD	United States Dollar

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 1,351,360	$ -
Level 2	241,983,734	191,218
Level 3	1,699,906	-
Total	$ 245,035,000	$ 191,218

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as forward foreign currency exchange contracts and swap contracts, which are valued at the unrealized appreciation on the instrument.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at January 31, 2009:

Investments in Securities
Balance as of November 1, 2008	$ 1,289,886
Total realized gain (loss)	(63,135)
Change in unrealized appreciation (depreciation)	(613,136)
Amortization Premium/Discount	5,892
Net purchases (sales)	48,174
Net transfers in (out) of Level 3	1,032,225
Balance as of January 31, 2009	$ 1,699,906

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Income Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        March 23, 2009